SUPPLEMENT TO THE CMG FIXED INCOME SECURITIES FUND'S STATEMENT OF ADDITIONAL
                      INFORMATION, DATED FEBRUARY 27, 2003


         Effective May 1, 2003, J. Jerry Inskeep, Jr. has retired as Chairman and Trustee of CMG Fund Trust.

                                  MAY 12, 2003

            SUPPLEMENT TO THE CMG SHORT TERM BOND FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         Effective May 1, 2003, there will no longer be an administrative fee charged to shareholders in the Fund. As a result, any reference to the administrative fee is hereby deleted and the expense table on page 7 of the Prospectus is amended as follows:


--------------------------------------------------------------------------------
 Fee Table
 SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
 FROM YOUR INVESTMENT)

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
 ARE PAID OUT OF FUND ASSETS)

          Management Fees                                               0.25%
          Distribution and/or Service (12b-1) Fees                      None
          Other Expenses                                                0.05%

                         Total Fund Operating Expenses                  0.30%
                         Expenses Reimbursement                         0.05%(1)
                         Net Expenses                                   0.25%


          (1) For the fiscal year ended October 31, 2002, CMC
          contractually agreed to reimburse the Fund for all ordinary expenses of the Fund to the extent necessary to maintain the
          Fund's Total Annual Fund Operating Expenses at 0.25%. CMC has
          agreed to continue this reimbursement through the fiscal year ending October 31, 2004.
--------------------------------------------------------------------------------



                                  MAY 12, 2003

      SUPPLEMENT TO THE CMG SHORT TERM BOND FUND'S STATEMENT OF ADDITIONAL
                                  INFORMATION,
                             DATED FEBRUARY 27, 2003


         Effective May 1, 2003, J. Jerry Inskeep, Jr. has retired as Chairman and Trustee of CMG Fund Trust.

                                  MAY 12, 2003

   SUPPLEMENT TO THE CMG SMALL CAP FUND'S STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         Effective May 1, 2003, J. Jerry Inskeep, Jr. has retired as Chairman and Trustee of CMG Fund Trust.

                                  MAY 12, 2003

      SUPPLEMENT TO THE CMG STRATEGIC EQUITY FUND'S STATEMENT OF ADDITIONAL
                                  INFORMATION,
                            DATED FEBRUARY 27, 2003


         Effective May 1, 2003, J. Jerry Inskeep, Jr. has retired as Chairman and Trustee of CMG Fund Trust.

                                  MAY 12, 2003

    SUPPLEMENT TO THE CMG CORE PLUS BOND FUND'S, CMG GOVERNMENT BOND FUND'S,
       CMG CORPORATE BOND FUND'S, CMG MORTGAGE AND ASSET-BACKED SECURITIES
        FUND'S, CMG HIGH YIELD FUND'S, AND CMG INTERNATIONAL BOND FUND'S
                                  PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         PORTFOLIO MANAGER FOR THE FUND. In the table, page 23 of the section of the Prospectus entitled "Core Plus Bond Fund/Portfolio Manager for the Fund" is deleted. It has been replaced by the paragraph below.

"The Fund's investment strategy and investment decisions are managed by members of the Investment Team."



                                  MAY 12, 2003

  SUPPLEMENT TO THE CMG CORE PLUS BOND FUND'S, CMG GOVERNMENT BOND FUND'S, CMG
         CORPORATE BOND FUND'S, CMG MORTGAGE AND ASSET-BACKED SECURITIES
        FUND'S, CMG HIGH YIELD FUND'S, AND CMG INTERNATIONAL BOND FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         Effective May 1, 2003, J. Jerry Inskeep, Jr. has retired as Chairman and Trustee of CMG Fund Trust.

                                  MAY 12, 2003

   SUPPLEMENT TO THE CMG ENHANCED S&P 500(R) INDEX FUND'S, CMG LARGE CAP VALUE FUND'S, CMG LARGE CAP GROWTH FUND'S, CMG MID CAP VALUE FUND'S, CMG MID CAP
    GROWTH FUND'S, CMG SMALL/MID CAP FUND'S, CMG SMALL CAP VALUE FUND'S, CMG
            SMALL CAP GROWTH FUND'S, CMG INTERNATIONAL STOCK FUND'S,
               AND CMG EMERGING MARKETS EQUITY FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         PORTFOLIO MANAGER FOR THE FUND. In the table, page 36 of the section of the Prospectus entitled "Large Cap Value Fund/Portfolio Manager for the Fund" is amended by adding the paragraph below.

"Mr. Scott L. Davis and Mr. Greg M. Miller have responsibility for implementing, on a daily basis, the investment strategies of the Fund. Mr. Davis is a Vice President and an institutional equity Portfolio Manager for the Adviser. Mr. Davis has been working in the industry since 1980, first as a registered representative at both Tucker Anthony and Merrill Lynch and later joining Fleet Investment Advisors and its predecessor organizations in 1985 as a portfolio manager. Since 1991, Mr. Davis has managed institutional relationships and mutual funds in a value equity style. Mr. Davis completed his B.A. degree at American International College and his M.A. degree at the University of Connecticut. Mr. Miller is a Senior Vice President and an equity Portfolio Manager for the Adviser. Mr. Miller has been with Fleet Investment Advisors and its predecessor organizations since 1985 and worked previously for Brundage, Story and Rose and as a portfolio manager/analyst at Connecticut National Bank. Mr. Miller has a B.A. degree from George Washington University, an M.B.A. degree from the University of Chicago and a J.D. degree from the University of Connecticut."



                                  MAY 12, 2003

   SUPPLEMENT TO THE CMG ENHANCED S&P 500(R) INDEX FUND'S, CMG LARGE CAP VALUE FUND'S, CMG LARGE CAP GROWTH FUND'S, CMG MID CAP VALUE FUND'S, CMG MID CAP
 GROWTH FUND'S, CMG SMALL/MID CAP FUND'S, CMG SMALL CAP VALUE FUND'S, CMG SMALL
   CAP GROWTH FUND'S, CMG INTERNATIONAL STOCK FUND'S, AND CMG EMERGING MARKETS
               EQUITY FUND'S STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         Effective May 1, 2003, J. Jerry Inskeep, Jr. has retired as Chairman and Trustee of CMG Fund Trust.

                                  MAY 12, 2003